INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Products available for sale	246,419	13,714
Goods in transit	18,771	8,989
Total	265,190	22,703

Inventory write-downs recognized in cost of revenues for the years ended December 31, 2023, 2022 and 2021 were US$1,668, nil and nil, respectively.